Acquisitions (Details) (USD $)	12 Months Ended			0 Months Ended		0 Months Ended	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 09, 2012 Acquisition of Comex [Member]	Sep. 16, 2013 Acquisition of Comex [Member]	Sep. 16, 2013 Acquisition of Comex US Canada Business [Member]	Dec. 18, 2012 Acquisitions of Geocel and Pulanna [Member]
Business Acquisition [Line Items]
Initial consideration not yet incurred				$ 2,340,000,000
Business Combination, Consideration					2,250,000,000
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	79,940,000	99,242,000	44,436,000			74,941,000	99,242,000
Summary of pro-forma consolidated financial information
Net sales	10,540,181,000	10,101,502,000
Net income	$ 725,774,000	$ 594,632,000
Net income per common share:
Basic (in dollars per share)	$ 7.13	$ 5.80
Diluted (in dollars per share)	$ 6.98	$ 5.68